Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Amounts Associated with PEMEX's Labor Obligations
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2020		2019
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,516,671,029	Ps.	1,438,849,732
Liability for other long-term benefits		18,497,057		17,965,635

Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,535,168,086	Ps.	1,456,815,367

Summary of Amounts Recognized for Long-term Obligations
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2020		2019
Liability for defined benefits at the beginning of the year	Ps.	1,438,849,732	Ps.	1,067,317,120
Current Service cost		22,742,631		15,871,004
Net interest		105,699,575		95,643,572
Defined benefits paid by the fund		(5,168,608)		(5,759,721)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (1)		77,094,827		304,527,285
Change in demographic assumptions (1)		(18,581,935)		(9,012,031)
For experience during the year (1)		(41,069,054)		25,228,095
Assets of the plan during the year (1)		32,531		(43,628)
Effect of the liability ceiling *		—		(127,137)
Real interest, excluding earned interests *		—		(363,873)
Adjustment to the Defined Contribution Plan *		—		61,583
Remeasurements		—		(96,828)
Contributions paid to the fund		(62,928,670)		(54,395,709)

Defined benefit liabilities at end of year	Ps.	1,516,671,029	Ps.	1,438,849,732

*	The concepts come from the valuation of PMI CIM´s liabilities .
(1)
The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net of deferred income tax for Ps. (19,182,373) in the year ended December 31, 2020, corresponded mainly to the decrease in the discount rate, from 7.53% in 2019 to 7.08% in 2020, as well as the decrease in the salary increase rate, from 5.02% in 2019 to 4.47% in 2020, and the gradual increase in the rate of mortality for non-disabled
retirees. Other factors included changes in the population, age, seniority, salary, pensions and employee benefits.

	December 31,
Changes in pension plan assets	2020		2019
Plan assets at the beginning of year	Ps.	2,585,007	Ps.	7,200,471
Return on plan assets		262,273		833,638
Payments by the pension fund		(63,204,515)		(59,967,278)
Company contributions to the fund		62,928,670		54,395,709
Actuarial (gains) losses in plan assets		(32,531)		43,683
Effect of the liability ceiling		—		157,774
Adjustment to the Defined Contribution Plan *		(100,180)		(61,582)
Clearance Price *		—		(17,408)

Pension plan assets at the end of year	Ps.	2,438,724	Ps.	2,585,007

*	The concepts come from the valuation of PMI CIM´s liabilities.

Summary of Amounts and Types of Plan Assets
As of December 31, 2020 and 2019, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2020		2019

Cash and cash equivalents	Ps.	10,845	Ps.	138,795
Debt instruments		2,427,879		2,446,212

Total plan assets	Ps.	2,438,724	Ps.	2,585,007

	December 31,
Changes in Defined Benefit Obligations (DBO)	2020		2019
Defined benefit obligations at the beginning of the year	Ps.	1,441,356,415	Ps.	1,074,233,038
Service costs		20,793,204		14,516,102
Financing costs		105,802,122		96,350,258
Past service costs		—		77,045
Payments by the fund		(68,295,593)		(65,727,000)
Actuarial (losses) gains due to:
Change in financial assumptions		77,094,827		304,527,285
Change in demographic assumptions		(18,581,935)		(9,012,031)
For experience during the year		(41,069,054)		25,228,095
Obligations settled		—		(14,237)
Reductions		34,789		(129,909)
Modifications to the pension plan		1,949,427		1,307,769

Defined benefit obligations at the end of year	Ps.	1,519,084,202	Ps.	1,441,356,415

Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2020 and 2019:

	Fair value measurements as of December 31, 2020
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total

Cash and cash equivalents	Ps.	10,845	Ps.	—	Ps.	—	Ps.	10,845
Debt instruments		2,427,879		—		—		2,427,879

Total	Ps.	2,438,724	Ps.	—	Ps.	—	Ps.	2,438,724

	Fair value measurements as of December 31, 2019
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total

Cash and cash equivalents	Ps.	138,795	Ps.	—	Ps.	—	Ps.	138,795
Debt instruments		2,446,212		—		—		2,446,212

Total	Ps.	2,585,007	Ps.	—	Ps.	—	Ps.	2,585,007

Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation
As of December 31, 2020 and 2019, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2020	2019

Rate of increase in salaries	4.47%	5.02%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	7.08%	7.53%
Average length of obligation (years)	17.52	17.52

(1)
In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the performance in financial instruments mentioned above, the discount rate for 2020 had a decrease in respect to discount rate of 2019.

Other long-term benefits [member]
Statement [LineItems]
Summary of Amounts Recognized for Long-term Obligations
The amounts recognized for long-term obligations for the years ended December 31, 2020 and 2019 are as follows:

	December 31,
Change in the liability for defined benefits	2020		2019
Liabilities defined benefit at the beginning of year	Ps.	17,965,635	Ps.	13,224,926
Charge to income for the year		2,865,809		2,164,866
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions		912,673		5,007,261
Change in demographic assumptions		(439,969)		(245,829)
For experience during the year		(2,806,112)		(2,418,954)
Real interest, excluding earned interests *		—		264,917
Effect of the liability ceiling *		—		(30,638)
Adjustment to the Defined Contribution Plan *		—		(914)
Benefits paid		(979)		—

Liabilities defined benefit at the end of year	Ps.	18,497,057	Ps.	17,965,635

*	The concepts come from the valuation of PMI CIM´s liabilities.

Actuarial assumption of expected rates of salary increases [member]
Statement [LineItems]
Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation
The effects previously mentioned, were determined using the projected unit credit method which was the same used in the prior valuation.

	December 31,
	2020	2019
Rate of increase in salaries	4.47%	5.02%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate	7.08%	7.53%
Average length of obligation (years)	17.52	17.52